Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 59,707	$ 50,005
Deposits at call	370	421
Cash and cash equivalents	$ 60,077	$ 50,426	$ 70,385	$ 37,763